Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax losses		R$ (2,574,260)		R$ (2,136,077)
Social contribution losses		929,432		779,252
Temporary differences
Regulatory assets				53,875
Share-based payment transactions		19,129		9,879
Allowance for expected credit losses		31,416		26,969
Profit sharing		41,080		63,987
Tax credit losses		83,833		79,928
Interest on preferred shareholders payable in subsidiaries		167,412		89,931
Post-employment benefits		200,461		214,496
Loss allowances for impairment		226,092		203,057
Provision for legal proceedings		288,967		305,473
Miscellaneous expense allowance		366,224		348,212
Review of useful life of property, plant and equipment		399,537		408,581
Foreign exchange-Loans and borrowings	[1]	1,962,892		921,811
Other		242,018		112,240
Deferred taxes-Assets		7,532,753		5,753,768
(-) Deferred taxes assets not recognized		(2,318,998)		(2,198,164)
Fair value option to loans		526,001		174,596
Business combination-property, plant and equipment		(2,640)		27,666
Leases		(25,460)		(36,347)
Tax deductible goodwill	[2]	(839,939)		(390,249)
Income on formation of joint ventures		(1,135,036)		(1,135,036)
Unrealized gains on derivatives instruments		(2,206,216)		(923,672)
Business combination-Intangible asset		(3,603,568)		(3,663,085)
Other		282,212		114,525
Total		(7,004,646)		(5,831,602)
Total deferred taxes recorded, net		(1,790,891)		(2,275,998)
Deferred tax assets		1,900,241		1,607,566
Deferred tax liabilities		R$ (3,691,132)		R$ (3,883,564)
Capital loss due to voluntary tender offer for acquisition of common shares			R$ 1,321,000
Deferred income tax liabilities, goodwill recorded in equity			R$ 449,000

[1]	The Company opted for the cash regime for the taxation of the exchange variation on loans and financing for the years ended December 31, 2020.
[2]	On January 14, 2020,CosanS.A. contributed to the capital of the CompassGáseEnergiathe investment it held in the Comgás. As a result, the costs recorded in shareholders' equity, derived from the goodwill paid on the acquisitions ofComgásshares in voluntary tender offer occurred during the year2019, totaling R$capital loss. Associated with this amount, a deferred income tax loss of R$was recorded. On the other hand, deferred income tax liabilities were recorded, canceling the effect of the result in the accounting, to be reversed when the future write-off of said goodwill.